Federated Prudent DollarBear Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER PSAFX)
CLASS C SHARES (TICKER FPGCX)
INSTITUTIONAL SHARES (TICKER FPGIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2013
The following changes are effective as of December 31, 2014:
Under the heading entitled “Fund Management,” please delete the information for Douglas C. Noland in its entirety and add the following:
“Chad E. Hudson, Portfolio Manager, has been the Fund's portfolio manager since December 2014.”
“John L. Sidawi, Portfolio Manager, has been the Fund's portfolio manager since December 2014.”
December 17, 2014
Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452438 (12/14)
Federated Prudent DollarBear Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER PSAFX)
CLASS C SHARES (TICKER FPGCX)
INSTITUTIONAL SHARES (TICKER FPGIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2013
The following changes are effective as of December 31, 2014:
1. Under the heading entitled “Fund Management,” please delete the information for Douglas C. Noland in its entirety and add the following:
“Chad E. Hudson, Portfolio Manager, has been the Fund's portfolio manager since December 2014.”
“John L. Sidawi, Portfolio Manager, has been the Fund's portfolio manager since December 2014.”
2. In the section entitled “Who Manages the Fund?” under the heading entitled “Portfolio Management Information,” please delete the information for Douglas C. Noland in its entirety and replace with the following:
“Chad E. Hudson
Chad Hudson has been the Fund's Portfolio Manager since December 2014. He specializes in trading and security selection for the portfolio. He is a Vice President of the Fund's Adviser. Mr. Hudson has been a trader and analyst for the Fund since December 2008 and was an assistant portfolio manager, trader and analyst for the Prudent Bear Funds, Inc. Prudent Bear Fund from 1996 to 2008. From September 1994 to December 2008, he was employed with David Tice & Associates, Inc. where he served at various times as an analyst, trader and assistant portfolio manager. Mr. Hudson has received the Chartered Financial Analyst designation and holds a B.S. in economics from Texas A&M University.
John L. Sidawi
John L. Sidawi has been the Fund's Portfolio Manager since December 2014. Mr. Sidawi joined Federated in 1997 as an Assistant Trader. He is a Vice President of the Fund's Sub-adviser. In 1998, Mr. Sidawi became a Trader and in 1999 a Senior Trader and Assistant Vice President of a Federated advisory subsidiary and in 2002 a Vice President. In 2008, he became Head of International Fixed Income Trading. From 1994 to 1997 he was a Proprietary Trader with Bank of America NTSA and from 1993 to 1994 Mr. Sidawi was an EMS Foreign Exchange Broker with Prebon Yamane Inc. Mr. Sidawi has received a B.B.A. from Hofstra University.”
December 17, 2014
Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452437 (12/14)
Federated Prudent DollarBear Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER PSAFX)
CLASS C SHARES (TICKER FPGCX)
INSTITUTIONAL SHARES (TICKER FPGIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2013
The following changes are effective as of December 31, 2014:
1. Under the section entitled “Who Manages and Provides Services to the Fund?,” please delete the information for Douglas C. Noland from the Officer's table.
2. In the section entitled “Who Manages and Provides Services to the Fund?” under the heading “Portfolio Manager Information,” please delete the information for Douglas C. Noland in its entirety and add the following:
Chad E. Hudson, Portfolio Manager
Types of Accounts Managed by Chad E. Hudson	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$452.3 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $10,001-$50,000.
Chad E. Hudson is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on another fund managed by the portfolio manager (i.e., Federated Prudent Bear Fund). IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Federated Prudent Bear Fund's designated peer group of comparable accounts and vs. the Federated Prudent Bear Fund's benchmark (i.e., the inverse of 85% of the S&P 500 Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
As a separate matter, pursuant to terms of a business acquisition agreement, Mr. Hudson may receive additional consideration based on the achievement of specified revenue targets.
In addition, Mr. Hudson was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
John L. Sidawi, Portfolio Manager
Types of Accounts Managed by John L. Sidawi	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$72.6 million
Other Pooled Investment Vehicles	1/$44.9 million
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
John L. Sidawi is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one-, three- and five-calendar-year pre-tax gross total return basis vs. the Fund's benchmark (i.e., the inverse of the U.S. Dollar Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Sidawi is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. For purposes of calculating the annual incentive amount, each fund or account is categorized into two IPP groups. Within each performance measurement period and IPP group, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. Although the performance of each fund/account is considered in calculating the annual incentive amount, the weighting of the IPP group weightings differ. The performance of the IPP group which includes the Fund represents a significant portion of the calculation. The IPP group to which the Fund is assigned and the other funds/accounts in the same group receive less weighting than funds/accounts in the other group. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Sidawi serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Sidawi was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
December 17, 2014

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452439 (12/14)